Unaudited Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Unaudited Quarterly Financial Information
	2013 Quarterly Periods Ended
	March 31	June 30		September 30		December 31
	(in millions - except per share amounts)
Total Revenues	$3,826	$3,582		$4,176		$3,773
Operating Income	755	547	(a)	875	(c)	678	(d)(e)
Net Income	364	339	(a)(b)	434	(c)	347	(d)(e)

Amounts Attributable to AEP Common Shareholders:
Net Income	363	338	(a)(b)	433	(c)	346	(d)(e)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.75	0.69		0.89		0.71

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.75	0.69		0.89		0.71

	2012 Quarterly Periods Ended
	March 31	June 30	September 30	December 31
	(in millions - except per share amounts)
Total Revenues	$3,625	$3,551	$4,156	$3,613
Operating Income	754	741	912	249	(g)(h)
Net Income	390	363	488	21	(g)(h)

Amounts Attributable to AEP Common Shareholders:
Net Income	389	362	487	21	(g)(h)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.80	0.75	1.00	0.05

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.80	0.75	1.00	0.05

(a)       Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).

(b)       Includes U.K. Windfall Tax benefit (see Note 12).

(c)       Includes regulatory disallowances for the Turk Plant (see Note 4) and for Big Sandy Plant, Unit 2 (see Note 7).

(d)       Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).

(e)       Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).

(f)       Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.

(g)       Includes impairments for certain Ohio generation plants (see Note 7).

(h)       See Note 18 for discussion of cost reduction programs in 2012.

Appalachian Power Co [Member]
Unaudited Quarterly Financial Information
Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2013
Total Revenues	$951,494		$583,393	$1,233,790		$262,289	$394,317
Operating Income	164,560		81,230	244,813		33,552	50,639
Net Income	70,548		43,457	129,774		13,693	11,548

June 30, 2013
Total Revenues	$746,504		$549,501	$1,102,994		$324,687	$420,173
Operating Income	92,072		77,533	73,072	(a)	58,471	77,032
Net Income	29,862		40,754	21,056	(a)	28,432	30,227

September 30, 2013
Total Revenues	$849,733		$638,865	$1,279,176		$411,083	$552,933
Operating Income	147,692		102,364	312,795		95,832	52,359	(b)
Net Income	62,625		57,880	178,901		51,096	7,920	(b)

December 31, 2013
Total Revenues	$869,675		$595,100	$1,146,655		$297,463	$428,380
Operating Income	101,954	(c)	60,734	162,418		23,380	163,813	(d)
Net Income	30,176	(c)	35,413	80,249		4,575	104,124	(d)

Quarterly Periods Ended:	APCo	I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2012
Total Revenues	$805,476	$546,207	$1,237,223		$300,531	$348,986
Operating Income	169,190	76,325	269,619		33,490	55,368
Net Income	75,311	39,221	150,830		12,648	36,395

June 30, 2012
Total Revenues	$716,461	$510,876	$1,113,750		$317,311	$390,946
Operating Income	143,426	64,803	210,004		69,299	72,976
Net Income	62,332	29,810	101,423		35,211	54,902

September 30, 2012
Total Revenues	$864,198	$598,204	$1,359,816		$372,872	$485,169
Operating Income	142,722	80,486	279,109		106,196	120,008
Net Income	63,191	39,254	151,510		58,103	89,218

December 31, 2012
Total Revenues	$890,796	$544,824	$1,217,407		$242,224	$352,733
Operating Income (Loss)	142,122	26,080	(81,785)	(e)	21,965	27,544
Net Income (Loss)	56,669	10,172	(60,229)	(e)	8,179	21,998

(a) Includes an impairment for Muskingum River Plant, Unit 5 (see Note 6).

(b) Includes a regulatory disallowance for the Turk Plant (see Note 3).

(c) Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 6).

(d) Includes the reversal of regulatory disallowance for the Turk Plant (see Note 3).

(e) Includes impairments for certain Ohio generation plants (see Note 6).

Indiana Michigan Power Co [Member]
Unaudited Quarterly Financial Information
Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2013
Total Revenues	$951,494		$583,393	$1,233,790		$262,289	$394,317
Operating Income	164,560		81,230	244,813		33,552	50,639
Net Income	70,548		43,457	129,774		13,693	11,548

June 30, 2013
Total Revenues	$746,504		$549,501	$1,102,994		$324,687	$420,173
Operating Income	92,072		77,533	73,072	(a)	58,471	77,032
Net Income	29,862		40,754	21,056	(a)	28,432	30,227

September 30, 2013
Total Revenues	$849,733		$638,865	$1,279,176		$411,083	$552,933
Operating Income	147,692		102,364	312,795		95,832	52,359	(b)
Net Income	62,625		57,880	178,901		51,096	7,920	(b)

December 31, 2013
Total Revenues	$869,675		$595,100	$1,146,655		$297,463	$428,380
Operating Income	101,954	(c)	60,734	162,418		23,380	163,813	(d)
Net Income	30,176	(c)	35,413	80,249		4,575	104,124	(d)

Quarterly Periods Ended:	APCo	I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2012
Total Revenues	$805,476	$546,207	$1,237,223		$300,531	$348,986
Operating Income	169,190	76,325	269,619		33,490	55,368
Net Income	75,311	39,221	150,830		12,648	36,395

June 30, 2012
Total Revenues	$716,461	$510,876	$1,113,750		$317,311	$390,946
Operating Income	143,426	64,803	210,004		69,299	72,976
Net Income	62,332	29,810	101,423		35,211	54,902

September 30, 2012
Total Revenues	$864,198	$598,204	$1,359,816		$372,872	$485,169
Operating Income	142,722	80,486	279,109		106,196	120,008
Net Income	63,191	39,254	151,510		58,103	89,218

December 31, 2012
Total Revenues	$890,796	$544,824	$1,217,407		$242,224	$352,733
Operating Income (Loss)	142,122	26,080	(81,785)	(e)	21,965	27,544
Net Income (Loss)	56,669	10,172	(60,229)	(e)	8,179	21,998

(a) Includes an impairment for Muskingum River Plant, Unit 5 (see Note 6).

(b) Includes a regulatory disallowance for the Turk Plant (see Note 3).

(c) Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 6).

(d) Includes the reversal of regulatory disallowance for the Turk Plant (see Note 3).

(e) Includes impairments for certain Ohio generation plants (see Note 6).

Ohio Power Co [Member]
Unaudited Quarterly Financial Information
Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2013
Total Revenues	$951,494		$583,393	$1,233,790		$262,289	$394,317
Operating Income	164,560		81,230	244,813		33,552	50,639
Net Income	70,548		43,457	129,774		13,693	11,548

June 30, 2013
Total Revenues	$746,504		$549,501	$1,102,994		$324,687	$420,173
Operating Income	92,072		77,533	73,072	(a)	58,471	77,032
Net Income	29,862		40,754	21,056	(a)	28,432	30,227

September 30, 2013
Total Revenues	$849,733		$638,865	$1,279,176		$411,083	$552,933
Operating Income	147,692		102,364	312,795		95,832	52,359	(b)
Net Income	62,625		57,880	178,901		51,096	7,920	(b)

December 31, 2013
Total Revenues	$869,675		$595,100	$1,146,655		$297,463	$428,380
Operating Income	101,954	(c)	60,734	162,418		23,380	163,813	(d)
Net Income	30,176	(c)	35,413	80,249		4,575	104,124	(d)

Quarterly Periods Ended:	APCo	I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2012
Total Revenues	$805,476	$546,207	$1,237,223		$300,531	$348,986
Operating Income	169,190	76,325	269,619		33,490	55,368
Net Income	75,311	39,221	150,830		12,648	36,395

June 30, 2012
Total Revenues	$716,461	$510,876	$1,113,750		$317,311	$390,946
Operating Income	143,426	64,803	210,004		69,299	72,976
Net Income	62,332	29,810	101,423		35,211	54,902

September 30, 2012
Total Revenues	$864,198	$598,204	$1,359,816		$372,872	$485,169
Operating Income	142,722	80,486	279,109		106,196	120,008
Net Income	63,191	39,254	151,510		58,103	89,218

December 31, 2012
Total Revenues	$890,796	$544,824	$1,217,407		$242,224	$352,733
Operating Income (Loss)	142,122	26,080	(81,785)	(e)	21,965	27,544
Net Income (Loss)	56,669	10,172	(60,229)	(e)	8,179	21,998

(a) Includes an impairment for Muskingum River Plant, Unit 5 (see Note 6).

(b) Includes a regulatory disallowance for the Turk Plant (see Note 3).

(c) Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 6).

(d) Includes the reversal of regulatory disallowance for the Turk Plant (see Note 3).

(e) Includes impairments for certain Ohio generation plants (see Note 6).

Public Service Co of Oklahoma [Member]
Unaudited Quarterly Financial Information
Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2013
Total Revenues	$951,494		$583,393	$1,233,790		$262,289	$394,317
Operating Income	164,560		81,230	244,813		33,552	50,639
Net Income	70,548		43,457	129,774		13,693	11,548

June 30, 2013
Total Revenues	$746,504		$549,501	$1,102,994		$324,687	$420,173
Operating Income	92,072		77,533	73,072	(a)	58,471	77,032
Net Income	29,862		40,754	21,056	(a)	28,432	30,227

September 30, 2013
Total Revenues	$849,733		$638,865	$1,279,176		$411,083	$552,933
Operating Income	147,692		102,364	312,795		95,832	52,359	(b)
Net Income	62,625		57,880	178,901		51,096	7,920	(b)

December 31, 2013
Total Revenues	$869,675		$595,100	$1,146,655		$297,463	$428,380
Operating Income	101,954	(c)	60,734	162,418		23,380	163,813	(d)
Net Income	30,176	(c)	35,413	80,249		4,575	104,124	(d)

Quarterly Periods Ended:	APCo	I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2012
Total Revenues	$805,476	$546,207	$1,237,223		$300,531	$348,986
Operating Income	169,190	76,325	269,619		33,490	55,368
Net Income	75,311	39,221	150,830		12,648	36,395

June 30, 2012
Total Revenues	$716,461	$510,876	$1,113,750		$317,311	$390,946
Operating Income	143,426	64,803	210,004		69,299	72,976
Net Income	62,332	29,810	101,423		35,211	54,902

September 30, 2012
Total Revenues	$864,198	$598,204	$1,359,816		$372,872	$485,169
Operating Income	142,722	80,486	279,109		106,196	120,008
Net Income	63,191	39,254	151,510		58,103	89,218

December 31, 2012
Total Revenues	$890,796	$544,824	$1,217,407		$242,224	$352,733
Operating Income (Loss)	142,122	26,080	(81,785)	(e)	21,965	27,544
Net Income (Loss)	56,669	10,172	(60,229)	(e)	8,179	21,998

(a) Includes an impairment for Muskingum River Plant, Unit 5 (see Note 6).

(b) Includes a regulatory disallowance for the Turk Plant (see Note 3).

(c) Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 6).

(d) Includes the reversal of regulatory disallowance for the Turk Plant (see Note 3).

(e) Includes impairments for certain Ohio generation plants (see Note 6).

Southwestern Electric Power Co [Member]
Unaudited Quarterly Financial Information
Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2013
Total Revenues	$951,494		$583,393	$1,233,790		$262,289	$394,317
Operating Income	164,560		81,230	244,813		33,552	50,639
Net Income	70,548		43,457	129,774		13,693	11,548

June 30, 2013
Total Revenues	$746,504		$549,501	$1,102,994		$324,687	$420,173
Operating Income	92,072		77,533	73,072	(a)	58,471	77,032
Net Income	29,862		40,754	21,056	(a)	28,432	30,227

September 30, 2013
Total Revenues	$849,733		$638,865	$1,279,176		$411,083	$552,933
Operating Income	147,692		102,364	312,795		95,832	52,359	(b)
Net Income	62,625		57,880	178,901		51,096	7,920	(b)

December 31, 2013
Total Revenues	$869,675		$595,100	$1,146,655		$297,463	$428,380
Operating Income	101,954	(c)	60,734	162,418		23,380	163,813	(d)
Net Income	30,176	(c)	35,413	80,249		4,575	104,124	(d)

Quarterly Periods Ended:	APCo	I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2012
Total Revenues	$805,476	$546,207	$1,237,223		$300,531	$348,986
Operating Income	169,190	76,325	269,619		33,490	55,368
Net Income	75,311	39,221	150,830		12,648	36,395

June 30, 2012
Total Revenues	$716,461	$510,876	$1,113,750		$317,311	$390,946
Operating Income	143,426	64,803	210,004		69,299	72,976
Net Income	62,332	29,810	101,423		35,211	54,902

September 30, 2012
Total Revenues	$864,198	$598,204	$1,359,816		$372,872	$485,169
Operating Income	142,722	80,486	279,109		106,196	120,008
Net Income	63,191	39,254	151,510		58,103	89,218

December 31, 2012
Total Revenues	$890,796	$544,824	$1,217,407		$242,224	$352,733
Operating Income (Loss)	142,122	26,080	(81,785)	(e)	21,965	27,544
Net Income (Loss)	56,669	10,172	(60,229)	(e)	8,179	21,998

(a) Includes an impairment for Muskingum River Plant, Unit 5 (see Note 6).

(b) Includes a regulatory disallowance for the Turk Plant (see Note 3).

(c) Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 6).

(d) Includes the reversal of regulatory disallowance for the Turk Plant (see Note 3).

(e) Includes impairments for certain Ohio generation plants (see Note 6).